Earnings per share (EPS) (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024		Mar. 31, 2023
Basic EPS
Basic earnings from continuing operations	£ 2,826	£ 2,216		£ 2,714
Basic earnings from discontinued operations	76	74		5,083
Basic total earnings	£ 2,902	£ 2,290		£ 7,797
Basic EPS (continuing) (in GBP per share)	£ 0.600	£ 0.555	[1]	£ 0.686	[1]
Basic EPS (discontinuing) (in GBP per share)	0.016	0.019		1.285
Total basic earnings per share (in GBP per share)	£ 0.616	£ 0.574	[1]	£ 1.971	[1]
Weighted average number of shares – basic (in shares)	4,707	3,991		3,956
Diluted EPS
Diluted earnings from continuing operations	£ 2,826	£ 2,216		£ 2,714
Diluted earnings from discontinued operations	76	74		5,083
Diluted total earnings	£ 2,902	£ 2,290		£ 7,797
Diluted EPS (continuing) (in GBP per share)	£ 0.598	£ 0.553	[1]	£ 0.683	[1]
Diluted EPS (discontinuing) (in GBP per share)	0.016	0.018		1.279
Diluted EPS (in GBP per share)	£ 0.614	£ 0.571	[1]	£ 1.962	[1]
Weighted average number of shares – diluted (in shares)	4,729	4,008		3,973
Reconciliation of basic to diluted average number of shares
Weighted average number of shares – basic (in shares)	4,707	3,991		3,956
Effect of dilutive potential ordinary shares – employee share plans (in shares)	22	17		17
Weighted average number of shares – diluted (in shares)	4,729	4,008		3,973

[1]	Restated to reflect the impact of the bonus element of the Rights Issue (see note 27).